Expense Example - Invesco Stablecoin Reserves Onchain Fund - Invesco Stablecoin Reserves Onchain Fund	Sep. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 99